FAIR VALUE MEASUREMENTS - Assets Measured on Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total assets	$ 25,308	$ 25,264
Impairment reversals	254
Other assets | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	45
Impairment loss	30
Other assets | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Other assets | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Other assets | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	45
Property, plant and equipment | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	6,105
Property, plant and equipment | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	6,105
Intangible assets | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	34
Impairment loss	12
Intangible assets | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Intangible assets | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Intangible assets | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	$ 34